Prepaid and Other Current Assets - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid and Other Current Assets [Abstract]
Prepaid expenses	$ 24,312	$ 400,605
Other deposit	1,294	3,263
Total prepaid and other current assets	$ 25,606	$ 403,868